Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 MXN ($) item	Dec. 31, 2021 item kg	Dec. 31, 2021 item lb	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to				100	220
Aeronautical services:
Domestic TUA			$ 3,422,714			$ 1,857,551	$ 3,776,401
International TUA			1,169,292			542,933	1,207,989
Landing charges			206,114			147,387	229,919
Platform for embarking and disembarking			134,436			90,257	150,055
Aircraft parking charges on extended stay or overnight			36,539			31,905	35,910
Domestic and international passenger and carry-on baggage check			52,998			29,688	62,970
Aerocars and jetways			22,395			19,920	48,074
Other airport services, leases and regulated access rights			233,240			222,917	241,344
Total revenues from aeronautical services		$ 257,863	5,277,728			2,942,558	5,752,662
Commercial activities
Car parking charges			217,728			126,818	279,463
Advertising			70,338			59,695	76,200
Retail operations			86,128			64,486	124,554
Food and beverage			120,148			87,499	144,374
Car rental operators			142,651			111,037	149,454
Time share developers			13,557			12,683	16,663
Financial services			8,355			7,853	10,367
Communication and services			18,137			17,800	16,006
Services to passengers			3,561			3,281	4,127
VIP lounges			49,381			36,538	51,176
Other services			49,593			44,300	43,542
Total revenue from commercial activities			779,577			571,990	915,926
Diversification activities:
Hotel services			221,728			141,890	357,032
OMA Carga			257,210			183,382	194,936
Real estate services			19,721			16,499	18,181
Industrial services			63,737			51,272	39,451
Other services			6,889			7,547	4,966
Total diversification activities			569,285			400,590	614,566
Complementary activities:
Leasing of space			122,639			85,729	83,477
Access rights			21,316			15,819	19,709
Documented baggage inspection			150,238			86,491	175,006
Other services (CUSS and CUTE)			10,324			10,420	10,921
Total of complimentary activities			304,517			198,459	289,113
Total revenue from non-aeronautical services		$ 80,782	$ 1,653,379			$ 1,171,039	$ 1,819,605
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports						76.00%	76.00%	76.00%